UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Western Asset SMASh Series Core Plus Completion Fund
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Western Asset SMASh Series Core Plus Completion Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Western Asset SMASh Series Core Plus Completion Fund[1]	$0	0.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect the effect of fees and expenses associated with a separately managed account, or a management fee or other operating expenses of the Fund.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Western Asset SMASh Series Core Plus Completion Fund returned -3.64%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 1.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Structured products as spreads generally tightened
↑	High-yield credit positioning as spreads tightened
↑	Investment-grade credit positioning as spreads tightened

Top detractors from performance:
↓	Emerging market positioning
↓	Long duration position as yields rose
↓	Yield curve positioning as the curve steepened
Use of derivatives and the impact on performance:
The Fund utilized treasury futures, options and swaps to manage duration, yield curve positioning and credit exposure. In aggregate, these derivatives detracted from performance.
Western Asset SMASh Series Core Plus Completion Fund	PAGE 1	7938-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, or the effect of fees and expenses borne by investors at the separately managed account level.
VALUE OF A $10,000 INVESTMENT – Western Asset SMASh Series Core Plus Completion Fund 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Western Asset SMASh Series Core Plus Completion Fund	-3.64	-5.64	0.47
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
Performance figures do not reflect the effect of fees and expenses associated with a separately managed account or a management fee or other operating expenses of the Fund, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$1,071,686,627
Total Number of Portfolio Holdings*	331
Total Management Fee Paid	$0
Portfolio Turnover Rate	266%
*	Does not include derivatives, except purchased options, if any.
Western Asset SMASh Series Core Plus Completion Fund	PAGE 2	7938-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective August 21, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan, Ryan K. Brist, Kevin J. Ritter, Walter E. Kilcullen and Julien A. Scholnick.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset SMASh Series Core Plus Completion Fund	PAGE 3	7938-ATSR-0225

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Robert Abeles, Jr., possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify an “audit committee financial expert,” and has designated Mr. Abeles, Jr. as the Audit Committee’s financial expert. Mr. Abeles, Jr. is an “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending December 31, 2023 and December 31, 2024 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $50,000 in December 31, 2023 and $53,500 in December 31, 2024.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in December 31, 2023 and $0 in December 31, 2024.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $10,000 in December 31, 2023 and $10,000 in December 31, 2024. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) for the Item 4 for the Legg Mason Partners Institutional Trust were $0 in December 31, 2023 and $0 in December 31, 2024.

All Other Fees. There were no other non-audit services rendered by the Auditor to Franklin Templeton Fund Adviser, LLC (“FTFA”), and any entity controlling, controlled by or under common control with FTFA that provided ongoing services to Legg Mason Partners Institutional Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by FTFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Institutional Trust, FTFA and any entity controlling, controlled by, or under common control with FTFA that provides ongoing services to Legg Mason Partners Institutional Trust during the reporting period were $342,635 in December 31, 2023 and $334,889 in December 31, 2024.

(h) Yes. Legg Mason Partners Institutional Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Institutional Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson

Avedick B. Poladian

William E.B. Siart

Jaynie M. Studenmund

Peter J. Taylor

b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
SMASh Series Core Plus Completion Fund
Financial Statements and Other Important Information
Annual  | December 31, 2024

franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedule of Investments
December 31, 2024
 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Mortgage-Backed Securities — 41.3%
FNMA — 29.1%
Federal National Mortgage Association (FNMA)	2.000%	1/1/55	172,200,000	$134,006,579 (a)
Federal National Mortgage Association (FNMA)	2.500%	1/1/55	67,900,000	55,311,977 (a)
Federal National Mortgage Association (FNMA)	3.000%	1/1/55	47,300,000	40,179,133 (a)
Federal National Mortgage Association (FNMA)	5.500%	1/1/55	64,300,000	63,457,978 (a)
Federal National Mortgage Association (FNMA)	6.000%	1/1/55	10,000,000	10,047,656 (a)
Federal National Mortgage Association (FNMA)	6.500%	1/1/55	9,000,000	9,187,031 (a)
Total FNMA				312,190,354
GNMA — 12.2%
Government National Mortgage Association (GNMA) II	2.500%	10/20/51	37,843,517	31,404,096
Government National Mortgage Association (GNMA) II	4.500%	9/20/52	1,963,311	1,865,080
Government National Mortgage Association (GNMA) II	5.000%	9/20/52	766,483	749,486
Government National Mortgage Association (GNMA) II	2.000%	1/20/55	55,200,000	44,155,688 (a)
Government National Mortgage Association (GNMA) II	3.500%	1/20/55	21,700,000	19,398,672 (a)
Government National Mortgage Association (GNMA) II	4.500%	1/20/55	2,900,000	2,741,406 (a)
Government National Mortgage Association (GNMA) II	5.000%	1/20/55	21,500,000	20,859,199 (a)
Government National Mortgage Association (GNMA) II	5.500%	1/20/55	9,300,000	9,224,569 (a)
Total GNMA				130,398,196

Total Mortgage-Backed Securities (Cost — $448,151,322)				442,588,550
Corporate Bonds & Notes — 33.4%
Communication Services — 4.6%
Diversified Telecommunication Services — 0.1%
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	1,720,000	1,260,962 (b)
See Notes to Financial Statements.
Western Asset SMASh Series Core Plus Completion Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Entertainment — 0.2%
Warnermedia Holdings Inc., Senior Notes	6.412%	3/15/26	960,000	$960,393
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	270,000	237,997
Warnermedia Holdings Inc., Senior Notes	5.391%	3/15/62	1,290,000	949,355
Total Entertainment				2,147,745
Interactive Media & Services — 0.1%
Meta Platforms Inc., Senior Notes	4.750%	8/15/34	1,240,000	1,207,686
Media — 1.7%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	2/1/32	1,780,000	1,564,261 (b)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	6,530,000	5,624,405
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	24,000	23,980
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.550%	6/1/34	460,000	470,748
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	1,340,000	1,267,759
DISH DBS Corp., Senior Notes	5.125%	6/1/29	2,620,000	1,688,956
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	2,260,000	2,058,467 (b)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	420,000	359,885 (b)
Fox Corp., Senior Notes	6.500%	10/13/33	1,030,000	1,085,928
Fox Corp., Senior Notes	5.476%	1/25/39	1,330,000	1,265,361
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	1,680,000	1,710,758
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	1,470,000	1,380,441 (b)
Total Media				18,500,949
See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2024 Annual Report

 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Wireless Telecommunication Services — 2.5%
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	5,500,000	$4,638,178 (b)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	11,770,000	8,489,302 (b)
Rogers Communications Inc., Senior Notes	5.300%	2/15/34	1,070,000	1,043,338
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	2,340,000	2,796,753
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	2,890,000	2,629,215
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	4,960,000	4,501,451
T-Mobile USA Inc., Senior Notes	5.150%	4/15/34	760,000	748,058
T-Mobile USA Inc., Senior Notes	3.000%	2/15/41	1,000,000	713,669
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	730,000	628,580 (b)
Total Wireless Telecommunication Services				26,188,544

Total Communication Services				49,305,886
Consumer Discretionary — 6.4%
Automobile Components — 0.4%
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	4,640,000	4,405,528 (b)
Automobiles — 3.7%
Ford Motor Co., Senior Notes	6.100%	8/19/32	4,770,000	4,748,859
Ford Motor Credit Co. LLC, Senior Notes	5.125%	6/16/25	200,000	199,931
Ford Motor Credit Co. LLC, Senior Notes	3.375%	11/13/25	4,460,000	4,392,023
Ford Motor Credit Co. LLC, Senior Notes	4.950%	5/28/27	2,750,000	2,726,127
Ford Motor Credit Co. LLC, Senior Notes	7.350%	11/4/27	7,930,000	8,305,940
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/16/28	2,130,000	1,966,818
Ford Motor Credit Co. LLC, Senior Notes	7.350%	3/6/30	3,860,000	4,089,280
Ford Motor Credit Co. LLC, Senior Notes	4.000%	11/13/30	6,770,000	6,103,046
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	7,610,000	6,586,038
Total Automobiles				39,118,062
Broadline Retail — 0.3%
Prosus NV, Senior Notes	3.061%	7/13/31	4,040,000	3,394,656 (b)
See Notes to Financial Statements.
Western Asset SMASh Series Core Plus Completion Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Hotels, Restaurants & Leisure — 1.9%
Hilton Domestic Operating Co. Inc., Senior Notes	6.125%	4/1/32	1,350,000	$1,347,177 (b)
Las Vegas Sands Corp., Senior Notes	6.000%	8/15/29	510,000	517,120
Melco Resorts Finance Ltd., Senior Notes	7.625%	4/17/32	1,070,000	1,075,438 (b)
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	3,290,000	3,469,121 (b)
Royal Caribbean Cruises Ltd., Senior Notes	6.250%	3/15/32	90,000	91,147 (b)
Royal Caribbean Cruises Ltd., Senior Notes	6.000%	2/1/33	3,410,000	3,404,357 (b)
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	1,600,000	1,610,395 (b)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	2,640,000	2,582,167 (b)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	3,630,000	3,499,323 (b)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	3,080,000	3,209,714 (b)
Total Hotels, Restaurants & Leisure				20,805,959
Household Durables — 0.1%
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	1,300,000	1,296,250

Total Consumer Discretionary				69,020,455
Consumer Staples — 1.2%
Consumer Staples Distribution & Retail — 0.1%
Kroger Co., Senior Notes	5.000%	9/15/34	810,000	784,953
Personal Care Products — 0.1%
Kenvue Inc., Senior Notes	4.900%	3/22/33	1,150,000	1,131,692
Tobacco — 1.0%
Altria Group Inc., Senior Notes	5.800%	2/14/39	2,040,000	2,017,567
Altria Group Inc., Senior Notes	5.950%	2/14/49	3,860,000	3,782,166
Altria Group Inc., Senior Notes	6.200%	2/14/59	792,000	777,589
BAT Capital Corp., Senior Notes	3.734%	9/25/40	2,740,000	2,071,701
BAT Capital Corp., Senior Notes	7.081%	8/2/53	1,939,000	2,129,244
Philip Morris International Inc., Senior Notes	5.125%	2/13/31	160,000	160,080
Philip Morris International Inc., Senior Notes	5.250%	2/13/34	400,000	395,547
Total Tobacco				11,333,894

Total Consumer Staples				13,250,539
See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2024 Annual Report

 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Energy — 7.7%
Oil, Gas & Consumable Fuels — 7.7%
Apache Corp., Senior Notes	5.100%	9/1/40	2,608,000	$2,283,816
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.250%	7/15/32	1,330,000	1,367,645 (b)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	3,240,000	2,678,474 (b)
Cheniere Energy Inc., Senior Notes	4.625%	10/15/28	2,520,000	2,467,103
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	2,070,000	1,796,756
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	1,350,000	1,385,628 (b)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.544%	11/15/53	100,000	104,893 (b)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	4,340,000	4,221,904
Devon Energy Corp., Senior Notes	5.250%	10/15/27	170,000	170,226
Devon Energy Corp., Senior Notes	5.875%	6/15/28	720,000	723,091
Devon Energy Corp., Senior Notes	5.000%	6/15/45	1,060,000	886,603
Ecopetrol SA, Senior Notes	4.625%	11/2/31	4,620,000	3,834,971
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	3,170,000	3,179,231 (c)(d)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	600,000	596,484 (c)(d)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	7,010,000	7,052,768 (c)(d)
Enterprise Products Operating LLC, Senior Notes	6.650%	10/15/34	780,000	848,959
Enterprise Products Operating LLC, Senior Notes	5.550%	2/16/55	2,990,000	2,878,991
EQT Corp., Senior Notes	3.900%	10/1/27	1,700,000	1,654,147
See Notes to Financial Statements.
Western Asset SMASh Series Core Plus Completion Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
EQT Corp., Senior Notes	5.000%	1/15/29	180,000	$177,544
Expand Energy Corp., Senior Notes	5.375%	3/15/30	1,510,000	1,477,590
Expand Energy Corp., Senior Notes	4.750%	2/1/32	2,710,000	2,524,310
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	1,640,000	1,527,106 (b)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	300,000	341,108
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	910,000	851,658
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	7,269,000	7,195,180
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	3,970,000	4,011,467
ONEOK Inc., Senior Notes	5.550%	11/1/26	1,130,000	1,144,912
ONEOK Inc., Senior Notes	5.650%	11/1/28	1,450,000	1,479,970
ONEOK Inc., Senior Notes	5.800%	11/1/30	600,000	618,689
Petrobras Global Finance BV, Senior Notes	5.500%	6/10/51	1,920,000	1,454,280
Range Resources Corp., Senior Notes	8.250%	1/15/29	1,780,000	1,833,987
Range Resources Corp., Senior Notes	4.750%	2/15/30	1,910,000	1,793,771 (b)
Targa Resources Partners LP/ Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	660,000	676,812
Targa Resources Partners LP/ Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	2,410,000	2,328,677
Targa Resources Partners LP/ Targa Resources Partners Finance Corp., Senior Notes	4.000%	1/15/32	440,000	400,585
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	11/1/33	4,040,000	3,473,724 (b)
Venture Global LNG Inc., Senior Secured Notes	7.000%	1/15/30	1,160,000	1,178,495 (b)
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	9,040,000	7,685,007
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	152,000	168,169
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	1,950,000	1,892,123

Total Energy				82,366,854
See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2024 Annual Report

 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financials — 1.9%
Banks — 1.1%
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	2,410,000	$2,217,195 (d)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	1,780,000	1,779,856 (b)(d)
BNP Paribas SA, Senior Notes (5.894% to 12/5/33 then SOFR + 1.866%)	5.894%	12/5/34	1,740,000	1,781,577 (b)(d)
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	750,000	674,675 (b)(d)
PNC Financial Services Group Inc., Senior Notes (5.582% to 6/12/28 then SOFR + 1.841%)	5.582%	6/12/29	1,580,000	1,607,903 (d)
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	1,120,000	1,138,657 (d)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	880,000	900,031 (d)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	240,000	244,749 (d)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	780,000	693,289 (d)
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	1,320,000	1,114,112
Total Banks				12,152,044
Capital Markets — 0.4%
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	410,000	430,673 (d)
UBS AG, Senior Notes	7.500%	2/15/28	1,580,000	1,692,306
See Notes to Financial Statements.
Western Asset SMASh Series Core Plus Completion Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Capital Markets — continued
UBS Group AG, Junior Subordinated Notes (7.750% to 4/12/31 then USD 5 year SOFR ICE Swap Rate + 4.160%)	7.750%	4/12/31	730,000	$762,269 (b)(c)(d)
UBS Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	890,000	1,075,247 (b)(d)
Total Capital Markets				3,960,495
Financial Services — 0.3%
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	2,510,000	2,581,527 (b)
Insurance — 0.1%
Aon North America Inc., Senior Notes	5.450%	3/1/34	1,320,000	1,318,617

Total Financials				20,012,683
Health Care — 4.4%
Biotechnology — 0.1%
AbbVie Inc., Senior Notes	4.950%	3/15/31	520,000	520,032
AbbVie Inc., Senior Notes	5.050%	3/15/34	720,000	711,629
Total Biotechnology				1,231,661
Health Care Equipment & Supplies — 0.6%
Medline Borrower LP/Medline Co-Issuer Inc., Senior Secured Notes	6.250%	4/1/29	2,110,000	2,134,886 (b)
Solventum Corp., Senior Notes	5.400%	3/1/29	1,030,000	1,032,989 (b)
Solventum Corp., Senior Notes	5.450%	3/13/31	1,270,000	1,270,837 (b)
Solventum Corp., Senior Notes	5.600%	3/23/34	1,360,000	1,353,888 (b)
Solventum Corp., Senior Notes	5.900%	4/30/54	1,050,000	1,022,146 (b)
Total Health Care Equipment & Supplies				6,814,746
Health Care Providers & Services — 0.3%
HCA Inc., Senior Notes	3.500%	9/1/30	2,010,000	1,826,336
HCA Inc., Senior Notes	5.500%	6/15/47	190,000	172,747
HCA Inc., Senior Notes	7.500%	11/15/95	10,000	10,546
LifePoint Health Inc., Senior Secured Notes	9.875%	8/15/30	430,000	464,489 (b)
LifePoint Health Inc., Senior Secured Notes	11.000%	10/15/30	840,000	923,087 (b)
Total Health Care Providers & Services				3,397,205
See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2024 Annual Report

 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Pharmaceuticals — 3.4%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	540,000	$518,039 (b)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	830,000	685,891 (b)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	3,960,000	2,460,150 (b)
Bausch Health Cos. Inc., Senior Notes	7.250%	5/30/29	280,000	178,282 (b)
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	2,160,000	1,179,133 (b)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	350,000	341,707 (b)
Bristol-Myers Squibb Co., Senior Notes	5.100%	2/22/31	570,000	573,816
Bristol-Myers Squibb Co., Senior Notes	5.200%	2/22/34	1,300,000	1,298,992
Bristol-Myers Squibb Co., Senior Notes	5.550%	2/22/54	390,000	378,607
Bristol-Myers Squibb Co., Senior Notes	5.650%	2/22/64	330,000	317,894
Eli Lilly & Co., Senior Notes	4.700%	2/9/34	1,390,000	1,347,925
Eli Lilly & Co., Senior Notes	4.600%	8/14/34	680,000	653,210
Eli Lilly & Co., Senior Notes	5.000%	2/9/54	240,000	220,724
Eli Lilly & Co., Senior Notes	5.100%	2/9/64	1,100,000	1,006,005
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	25,290,000	24,710,135
Total Pharmaceuticals				35,870,510

Total Health Care				47,314,122
Industrials — 4.2%
Aerospace & Defense — 0.7%
Boeing Co., Senior Notes	5.705%	5/1/40	780,000	743,002
Lockheed Martin Corp., Senior Notes	5.200%	2/15/64	450,000	417,899
RTX Corp., Senior Notes	6.000%	3/15/31	910,000	954,859
RTX Corp., Senior Notes	4.500%	6/1/42	1,710,000	1,477,649
RTX Corp., Senior Notes	3.030%	3/15/52	1,010,000	639,352
TransDigm Inc., Senior Secured Notes	7.125%	12/1/31	3,380,000	3,465,220 (b)
See Notes to Financial Statements.
Western Asset SMASh Series Core Plus Completion Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Aerospace & Defense — continued
TransDigm Inc., Senior Secured Notes	6.625%	3/1/32	10,000	$10,103 (b)
Total Aerospace & Defense				7,708,084
Building Products — 0.0%††
Builders FirstSource Inc., Senior Notes	4.250%	2/1/32	70,000	61,881 (b)
Commercial Services & Supplies — 0.2%
GFL Environmental Inc., Senior Secured Notes	6.750%	1/15/31	1,200,000	1,233,727 (b)
Waste Connections Inc., Senior Notes	5.000%	3/1/34	1,000,000	976,558
Total Commercial Services & Supplies				2,210,285
Industrial Conglomerates — 0.2%
Honeywell International Inc., Senior Notes	5.000%	3/1/35	1,640,000	1,607,984
Passenger Airlines — 2.0%
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	810,000	850,952 (b)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	1,947,000	1,935,402 (b)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	4,310,000	4,253,661 (b)
Mileage Plus Holdings LLC/ Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	3,065,000	3,086,525 (b)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	4,907,999	3,828,239 *(b)(e)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	3,370,000	3,316,177 (b)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	4,046,000	3,850,159 (b)
Total Passenger Airlines				21,121,115
Professional Services — 0.1%
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	1,090,000	1,108,068 (b)
Trading Companies & Distributors — 1.0%
Air Lease Corp., Senior Notes	5.300%	2/1/28	670,000	675,851
See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2024 Annual Report

 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Trading Companies & Distributors — continued
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	6,940,000	$6,759,721
United Rentals North America Inc., Senior Notes	3.750%	1/15/32	4,220,000	3,699,630
United Rentals North America Inc., Senior Notes	6.125%	3/15/34	100,000	99,343 (b)
Total Trading Companies & Distributors				11,234,545

Total Industrials				45,051,962
Information Technology — 0.8%
Communications Equipment — 0.3%
CommScope LLC, Senior Secured Notes	4.750%	9/1/29	1,980,000	1,766,005 (b)
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	2,000,000	1,790,269 (b)
Total Communications Equipment				3,556,274
IT Services — 0.1%
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	6.750%	8/15/32	960,000	977,172 (b)
Semiconductors & Semiconductor Equipment — 0.3%
Foundry JV Holdco LLC, Senior Secured Notes	5.875%	1/25/34	1,330,000	1,302,452 (b)
Intel Corp., Senior Notes	5.125%	2/10/30	850,000	842,805
Micron Technology Inc., Senior Notes	5.875%	2/9/33	400,000	409,849
Total Semiconductors & Semiconductor Equipment				2,555,106
Software — 0.1%
Oracle Corp., Senior Notes	3.600%	4/1/50	1,460,000	1,023,730

Total Information Technology				8,112,282
Materials — 1.9%
Chemicals — 0.8%
OCP SA, Senior Notes	6.750%	5/2/34	1,000,000	1,020,463 (b)
OCP SA, Senior Notes	5.125%	6/23/51	4,630,000	3,504,244 (b)
Orbia Advance Corp. SAB de CV, Senior Notes	1.875%	5/11/26	4,440,000	4,194,522 (b)
Total Chemicals				8,719,229
Metals & Mining — 0.8%
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	1,310,000	1,394,757 (b)
See Notes to Financial Statements.
Western Asset SMASh Series Core Plus Completion Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Metals & Mining — continued
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	1,610,000	$1,561,933
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	4,190,000	3,918,291
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	240,000	234,596
Vale Canada Ltd., Senior Notes	7.200%	9/15/32	814,000	877,589
Total Metals & Mining				7,987,166
Paper & Forest Products — 0.3%
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	4,030,000	3,559,250

Total Materials				20,265,645
Real Estate — 0.3%
Diversified REITs — 0.1%
VICI Properties LP/VICI Note Co. Inc., Senior Notes	4.500%	1/15/28	975,000	954,261 (b)
Hotel & Resort REITs — 0.2%
Service Properties Trust, Senior Notes	8.375%	6/15/29	1,930,000	1,867,773

Total Real Estate				2,822,034
Total Corporate Bonds & Notes (Cost — $378,618,538)				357,522,462
Sovereign Bonds — 18.3%
Angola — 0.2%
Angolan Government International Bond, Senior Notes	9.125%	11/26/49	1,960,000	1,575,595 (f)
Argentina — 0.4%
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	1,792,429	1,385,906
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	4,099,061	2,743,297 (b)
Total Argentina				4,129,203
Bahamas — 0.1%
Bahamas Government International Bond, Senior Notes	6.000%	11/21/28	690,000	660,675 (f)
Brazil — 2.5%
Brazil Letras do Tesouro Nacional	0.000%	1/1/26	31,461,000 BRL	4,408,600
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	55,000,000 BRL	8,081,377
See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2024 Annual Report

 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Brazil — continued
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/33	116,857,000 BRL	$14,546,601
Total Brazil				27,036,578
Colombia — 0.2%
Colombia Government International Bond, Senior Notes	4.125%	2/22/42	3,430,000	2,173,831
Egypt — 0.3%
Egypt Government International Bond, Senior Notes	7.053%	1/15/32	3,280,000	2,821,702 (f)
Ghana — 0.1%
Ghana Government International Bond, Senior Notes	0.000%	7/3/26	72,640	67,871 (b)
Ghana Government International Bond, Senior Notes, Step bond (5.000% to 7/3/28 then 6.000%)	5.000%	7/3/29	549,340	475,568 (b)
Ghana Government International Bond, Senior Notes, Step bond (5.000% to 7/3/28 then 6.000%)	5.000%	7/3/35	789,960	557,709 (b)
Total Ghana				1,101,148
Ivory Coast — 0.2%
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	1,780,000	1,590,036 (f)
Jamaica — 0.5%
Jamaica Government International Bond, Senior Notes	9.625%	11/3/30	843,000,000 JMD	5,712,235
Kenya — 0.3%
Republic of Kenya Government International Bond, Senior Notes	6.300%	1/23/34	4,570,000	3,607,655 (b)
Mexico — 10.6%
Mexican Bonos, Bonds	8.000%	11/7/47	189,750,000 MXN	7,025,065
Mexican Bonos, Senior Notes	7.750%	11/23/34	1,446,020,000 MXN	58,058,601
Mexican Bonos, Senior Notes	7.750%	11/13/42	1,328,711,500 MXN	48,938,420
Total Mexico				114,022,086
Nigeria — 0.2%
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	2,150,000	1,950,353 (b)
Paraguay — 0.2%
Paraguay Government International Bond, Senior Notes	3.849%	6/28/33	1,850,000	1,604,412 (b)
See Notes to Financial Statements.
Western Asset SMASh Series Core Plus Completion Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Sri Lanka — 0.1%
Sri Lanka Government International Bond, Senior Notes	4.000%	4/15/28	249,384	$234,122
Sri Lanka Government International Bond, Senior Notes, Step bond (3.100% to 7/15/27 then 3.350%)	3.100%	1/15/30	209,252	173,679
Sri Lanka Government International Bond, Senior Notes, Step bond (3.350% to 9/15/27 then 3.600%)	3.350%	3/15/33	410,444	312,471
Sri Lanka Government International Bond, Senior Notes, Step bond (3.600% to 12/15/27 then 5.100%)	3.600%	6/15/35	277,144	200,929
Sri Lanka Government International Bond, Senior Notes, Step bond (3.600% to 11/15/27 then 3.850%)	3.600%	5/15/36	192,344	146,663
Sri Lanka Government International Bond, Senior Notes, Step bond (3.600% to 8/15/27 then 3.850%)	3.600%	2/15/38	384,851	294,911
Total Sri Lanka				1,362,775
Supranational — 2.2%
Inter-American Development Bank, Senior Notes	7.350%	10/6/30	2,038,000,000 INR	24,009,623
Ukraine — 0.2%
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/34	724,538	301,607 (f)
Ukraine Government International Bond, Senior Notes, Step bond (1.750% to 8/1/25 then 4.500%)	1.750%	2/1/34	532,422	301,484 (f)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/35	612,285	363,560 (f)
Ukraine Government International Bond, Senior Notes, Step bond (1.750% to 8/1/25 then 4.500%)	1.750%	2/1/35	1,242,318	686,381 (f)
See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2024 Annual Report

 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Ukraine — continued
Ukraine Government International Bond, Senior Notes, Step bond (1.750% to 8/1/25 then 4.500%)	1.750%	2/1/36	1,774,740	$963,533 (f)
Total Ukraine				2,616,565

Total Sovereign Bonds (Cost — $231,091,323)				195,974,472
Collateralized Mortgage Obligations(g) — 17.1%
Alternative Loan Trust, 2007-OA8 1A1 (1 mo. Term SOFR + 0.474%)	4.813%	6/25/47	2,583,258	2,187,999 (d)
Banc of America Funding Corp., 2015-R3 1A2	3.551%	3/27/36	12,413,980	10,282,995 (b)(d)
Banc of America Funding Trust, 2014-R2 2A2 (1 mo. Term SOFR + 0.324%)	4.662%	5/26/37	7,295,507	6,432,466 (b)(d)
Banc of America Funding Trust, 2015-R2 9A2	3.868%	3/27/36	5,165,678	4,651,258 (b)(d)
Barclays Commercial Mortgage Trust, 2019-C5 A4	3.063%	11/15/52	20,110,000	18,400,572
BCAP LLC Trust, 2013-RR3 4A2 (1 mo. Term SOFR + 0.274%)	3.769%	11/26/36	1,135,825	1,132,348 (b)(d)
BCAP LLC Trust, 2014-RR5 1A2 (1 mo. Term SOFR + 0.339%)	4.462%	1/26/36	8,461,007	7,671,001 (b)(d)
BX Commercial Mortgage Trust, 2020-VIVA E	3.549%	3/11/44	6,847,863	5,849,714 (b)(d)
BX Commercial Mortgage Trust, 2021-21M A (1 mo. Term SOFR + 0.844%)	5.241%	10/15/36	1,829,019	1,819,632 (b)(d)
BX Commercial Mortgage Trust, 2021-ACNT A (1 mo. Term SOFR + 0.964%)	5.361%	11/15/38	6,736,288	6,733,001 (b)(d)
BX Commercial Mortgage Trust, 2021-XL2 J (1 mo. Term SOFR + 4.004%)	8.401%	10/15/38	7,000,000	6,870,967 (b)(d)
BX Trust, 2021-BXMF A (1 mo. Term SOFR + 0.750%)	5.147%	10/15/26	4,799,674	4,780,712 (b)(d)
Citigroup Commercial Mortgage Trust, 2019-C7 A4	3.102%	12/15/72	11,200,000	10,224,992
Deutsche Mortgage Securities Inc., 2006-PR1 5AS2, IO	4.065%	4/15/36	1,882,569	268,143 (b)(d)
See Notes to Financial Statements.
Western Asset SMASh Series Core Plus Completion Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(g) — continued
ELP Commercial Mortgage Trust, 2021-ELP D (1 mo. Term SOFR + 1.634%)	6.032%	11/15/38	7,491,280	$7,492,084 (b)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021- DNA3 B1 (30 Day Average SOFR + 3.500%)	8.069%	10/25/33	3,980,000	4,494,210 (b)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2018-HRP1 B2 (30 Day Average SOFR + 11.864%)	16.433%	5/25/43	8,462,164	10,362,531 (b)(d)
Federal National Mortgage Association (FNMA) — CAS, 2019-R03 1B1 (30 Day Average SOFR + 4.214%)	8.783%	9/25/31	8,814,061	9,432,803 (b)(d)
Federal National Mortgage Association (FNMA) — CAS, 2021-R01 1B1 (30 Day Average SOFR + 3.100%)	7.669%	10/25/41	8,870,000	9,124,895 (b)(d)
Federal National Mortgage Association (FNMA) — CAS, 2022-R01 1B1 (30 Day Average SOFR + 3.150%)	7.719%	12/25/41	2,700,000	2,786,098 (b)(d)
Federal National Mortgage Association (FNMA) — CAS, 2023-R05 1M2 (30 Day Average SOFR + 3.100%)	7.660%	6/25/43	4,140,000	4,367,259 (b)(d)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.187%	5/16/55	2,116,885	12,857 (d)
GS Mortgage Securities Corp., 2014-2R 3B (1 mo. USD LIBOR + 0.610%)	6.074%	11/26/37	11,567,307	10,801,354 (b)
Hilton USA Trust, 2016-HHV D	4.194%	11/5/38	2,800,000	2,708,250 (b)(d)
IMPAC Secured Assets Corp., 2006-3 A7 (1 mo. Term SOFR + 0.654%)	4.993%	11/25/36	5,924,411	4,990,496 (d)
JPMBB Commercial Mortgage Securities Trust, 2014-C25 C	4.432%	11/15/47	3,940,000	2,995,236 (d)
See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2024 Annual Report

 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(g) — continued
KIND Trust, 2021-KIND D (1 mo. Term SOFR + 2.414%)	6.814%	8/15/38	9,918,548	$9,781,913 (b)(d)
KIND Trust, 2021-KIND XCP, IO	0.000%	8/15/38	78,050,000	82 (b)(d)
KREF Ltd., 2021-FL2 D (1 mo. Term SOFR + 2.314%)	6.696%	2/15/39	3,130,000	2,899,801 (b)(d)
MIC Trust, 2023-MIC A	8.437%	12/5/38	2,740,000	2,940,533 (b)(d)
MRCD Mortgage Trust, 2019- PARK A	2.718%	12/15/36	7,980,000	7,051,327 (b)
Residential Accredit Loans Inc., 2007-QS7 1A7 (1 mo. Term SOFR + 0.664%)	5.003%	5/25/37	3,846,390	2,868,857 (d)
TBW Mortgage-Backed Pass- Through Certificates, 2006-3 4A3, IO (-1.000 x 1 mo. Term SOFR + 6.986%)	2.647%	7/25/36	18,941,594	744,776 (d)

Total Collateralized Mortgage Obligations (Cost — $187,421,040)				183,161,162
U.S. Government & Agency Obligations — 12.2%
U.S. Government Obligations — 12.2%
U.S. Treasury Bonds	4.375%	8/15/43	9,880,000	9,300,173
U.S. Treasury Bonds	4.750%	11/15/43	31,820,000	31,428,247 (h)(i)
U.S. Treasury Bonds	4.500%	2/15/44	4,360,000	4,162,849
U.S. Treasury Bonds	3.625%	5/15/53	2,500,000	2,033,037
U.S. Treasury Bonds	4.125%	8/15/53	6,003,000	5,348,410
U.S. Treasury Bonds	4.250%	2/15/54	14,500,000	13,232,160 (i)
U.S. Treasury Bonds	4.625%	5/15/54	1,300,000	1,263,483
U.S. Treasury Bonds	4.250%	8/15/54	22,980,000	20,990,741 (h)(i)(j)(k)
U.S. Treasury Notes	3.750%	8/31/26	210,000	208,371
U.S. Treasury Notes	4.125%	10/31/29	1,200,000	1,186,462
U.S. Treasury Notes	4.250%	2/28/31	23,000,000	22,743,532 (j)
U.S. Treasury Notes	3.625%	9/30/31	18,710,000	17,783,760
U.S. Treasury Notes	3.875%	8/15/34	380,000	359,423
U.S. Treasury Notes	4.250%	11/15/34	500,000	487,007

Total U.S. Government & Agency Obligations (Cost — $135,068,279)				130,527,655
Senior Loans — 5.5%
Communication Services — 0.2%
Media — 0.2%
Nexstar Media Inc., Term Loan B4 (1 mo. Term SOFR + 2.614%)	6.971%	9/18/26	628,411	631,380 (d)(l)(m)
See Notes to Financial Statements.
Western Asset SMASh Series Core Plus Completion Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Media — continued
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. Term SOFR + 2.614%)	7.012%	1/31/28	1,116,685	$1,110,750 (d)(l)(m)

Total Communication Services				1,742,130
Consumer Discretionary — 1.8%
Automobile Components — 0.3%
Clarios Global LP, 2024 Term Loan B (1 mo. Term SOFR + 2.500%)	6.857%	5/6/30	2,812,950	2,828,069 (d)(l)(m)
Hotels, Restaurants & Leisure — 1.1%
Alterra Mountain Co., Term Loan B6 (1 mo. Term SOFR + 2.750%)	7.107%	8/17/28	3,562,918	3,590,763 (d)(l)(m)
Caesars Entertainment Inc., Incremental Term Loan B1 (1 mo. Term SOFR + 2.250%)	6.607%	2/6/31	2,138,473	2,145,819 (d)(l)(m)
Caesars Entertainment Inc., Term Loan B (1 mo. Term SOFR + 2.250%)	6.607%	2/6/30	633,325	634,642 (d)(l)(m)
PCI Gaming Authority, 2024 Term Loan B (1 mo. Term SOFR + 2.000%)	6.357%	7/18/31	2,196,783	2,196,014 (d)(l)(m)
Scientific Games International Inc., Term Loan B2 (1 mo. Term SOFR + 2.250%)	6.632%	4/14/29	3,308,627	3,326,361 (d)(l)(m)
Total Hotels, Restaurants & Leisure				11,893,599
Specialty Retail — 0.4%
Harbor Freight Tools USA Inc., Initial Term Loan	6.857-7.241%	6/11/31	4,997,475	4,935,956 (d)(l)(m)

Total Consumer Discretionary				19,657,624
Consumer Staples — 0.3%
Beverages — 0.3%
Triton Water Holdings Inc., First Lien Initial Term Loan (PRIME + 3.512%)	7.840%	3/31/28	2,758,836	2,784,025 (d)(l)(m)

Financials — 0.9%
Capital Markets — 0.1%
First Eagle Holdings Inc., Term Loan B2 (3 mo. Term SOFR + 3.000%)	7.329%	3/5/29	1,081,733	1,085,286 (d)(l)(m)
See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2024 Annual Report

 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financial Services — 0.5%
Citadel Securities LP, 2024 Term Loan Facility (3 mo. Term SOFR + 2.000%)	6.329%	10/31/31	1,533,634	$1,539,907 (d)(l)(m)
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan (3 mo. Term SOFR + 3.750%)	8.079%	4/9/27	571,979	560,720 (d)(l)(m)
Setanta Aircraft Leasing DAC, Term Loan B (3 mo. Term SOFR + 1.750%)	6.079%	11/6/28	2,500,000	2,513,400 (d)(l)(m)
TransUnion Intermediate Holdings Inc., 2024 Refinancing Term Loan B8 (1 mo. Term SOFR + 1.750%)	6.107%	6/24/31	938,962	938,816 (d)(l)(m)
Total Financial Services				5,552,843
Insurance — 0.3%
AmWINS Group Inc., Term Loan (1 mo. Term SOFR + 2.364%)	6.721%	2/19/28	1,096,864	1,101,465 (d)(l)(m)
Asurion LLC, New Term Loan B9 (1 mo. Term SOFR + 3.364%)	7.721%	7/31/27	1,490,375	1,488,862 (d)(l)(m)
Asurion LLC, New Term Loan B11 (1 mo. Term SOFR + 4.350%)	8.707%	8/21/28	616,086	617,408 (d)(l)(m)
Total Insurance				3,207,735

Total Financials				9,845,864
Health Care — 1.1%
Health Care Providers & Services — 0.5%
Grifols Worldwide Operations USA Inc., Dollar Term Loan B (3 mo. Term SOFR + 2.150%)	6.735%	11/15/27	2,876,619	2,869,614 (d)(l)(m)
Phoenix Guarantor Inc., Term Loan B5 (1 mo. Term SOFR + 2.500%)	6.857%	2/21/31	171,542	172,368 (d)(l)(m)
Sotera Health Holdings LLC, 2024 Refinancing Term Loan (3 mo. Term SOFR + 3.250%)	7.835%	5/30/31	2,683,275	2,693,351 (d)(l)(m)
Total Health Care Providers & Services				5,735,333
Pharmaceuticals — 0.6%
Gainwell Acquisition Corp., Term Loan B (3 mo. Term SOFR + 4.100%)	8.429%	10/1/27	3,801,973	3,692,135 (d)(l)(m)
See Notes to Financial Statements.
Western Asset SMASh Series Core Plus Completion Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Pharmaceuticals — continued
Jazz Financing Lux Sarl, Dollar Term Loan Facility B2 (1 mo. Term SOFR + 2.250%)	6.607%	5/5/28	2,714,274	$2,724,452 (d)(l)(m)
Total Pharmaceuticals				6,416,587

Total Health Care				12,151,920
Industrials — 1.0%
Building Products — 0.1%
Quikrete Holdings Inc., 2029 Term Loan B (1 mo. Term SOFR + 2.250%)	6.607%	3/19/29	1,048,032	1,048,686 (d)(l)(m)
Commercial Services & Supplies — 0.6%
Ali Group North America Corp., Initial Term Loan B (1 mo. Term SOFR + 2.114%)	6.471%	7/30/29	257,512	258,550 (d)(l)(m)
Allied Universal Holdco LLC, USD Term Loan (1 mo. Term SOFR + 3.850%)	8.207%	5/12/28	1,472,096	1,478,736 (d)(l)(m)
APi Group DE Inc., 2021 Repricing Term Loan B (1 mo. Term SOFR + 2.000%)	6.357%	1/3/29	2,456,733	2,460,319 (d)(l)(m)
Garda World Security Corp., Tenth Additional Term Loan (1 mo. Term SOFR + 3.500%)	7.897%	2/1/29	1,941,946	1,952,879 (d)(l)(m)
Total Commercial Services & Supplies				6,150,484
Construction & Engineering — 0.1%
Brown Group Holding LLC, Initial Term Loan (1 mo. Term SOFR + 2.500%)	6.857%	7/1/31	1,228,870	1,234,922 (d)(l)(m)
Passenger Airlines — 0.2%
Delta Air Lines Inc., Initial Term Loan (3 mo. Term SOFR + 3.750%)	8.367%	10/20/27	702,785	716,293 (d)(l)(m)
Spirit Airlines Inc., Term Loan	—	11/18/25	1,898,752	1,903,499 (n)(o)(p)
Total Passenger Airlines				2,619,792

Total Industrials				11,053,884
Materials — 0.2%
Paper & Forest Products — 0.2%
Asplundh Tree Expert LLC, 2021 Refinancing Term Loan (1 mo. Term SOFR + 1.750%)	6.207%	9/7/27	2,052,232	2,058,276 (d)(l)(m)

Total Senior Loans (Cost — $58,792,533)				59,293,723
See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2024 Annual Report

 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — 2.5%
Bravo Mortgage Asset Trust, 2006-1A M1 (1 mo. Term SOFR + 0.714%)	5.053%	7/25/36	11,883,420	$10,583,542 (b)(d)
CIT Mortgage Loan Trust, 2007-1 1M1 (1 mo. Term SOFR + 1.614%)	5.953%	10/25/37	6,659,004	6,697,716 (b)(d)
Fremont Home Loan Trust, 2006-B 1A (1 mo. Term SOFR + 0.414%)	4.753%	8/25/36	14,085,573	5,503,399 (d)
GSAMP Trust, 2005-SEA1 M2 (1 mo. Term SOFR + 1.464%)	5.803%	1/25/35	1,359,181	1,470,353 (b)(d)
Home Equity Asset Trust, 2005-6 M5 (1 mo. Term SOFR + 1.059%)	5.398%	12/25/35	2,980,000	2,831,630 (d)

Total Asset-Backed Securities (Cost — $32,531,964)				27,086,640
U.S. Treasury Inflation Protected Securities — 2.2%
U.S. Treasury Notes, Inflation Indexed	1.125%	1/15/33	23,917,880	22,008,924
U.S. Treasury Notes, Inflation Indexed	1.875%	7/15/34	1,146,829	1,111,562

Total U.S. Treasury Inflation Protected Securities (Cost — $24,930,582)				23,120,486
	Expiration Date	Contracts	Notional Amount†
Purchased Options — 0.3%
Exchange-Traded Purchased Options — 0.3%
U.S. Treasury 5-Year Notes Futures, Call @ $106.500	1/24/25	740	740,000	265,937
U.S. Treasury 5-Year Notes Futures, Call @ $106.750	1/24/25	957	957,000	254,203
U.S. Treasury 5-Year Notes Futures, Call @ $107.250	1/24/25	433	433,000	60,891
U.S. Treasury 5-Year Notes Futures, Call @ $107.750	1/24/25	1,425	1,425,000	111,328
U.S. Treasury 5-Year Notes Futures, Put @ $105.500	1/24/25	942	942,000	132,469
U.S. Treasury 10-Year Notes Futures, Call @ $109.250	1/24/25	463	463,000	224,265
U.S. Treasury 10-Year Notes Futures, Call @ $110.500	1/24/25	251	251,000	43,141
U.S. Treasury 10-Year Notes Futures, Call @ $111.500	1/24/25	418	418,000	32,656
U.S. Treasury 10-Year Notes Futures, Call @ $113.000	2/21/25	335	335,000	36,641
See Notes to Financial Statements.
Western Asset SMASh Series Core Plus Completion Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security		Expiration Date	Contracts	Notional Amount†	Value
Exchange-Traded Purchased Options — continued
U.S. Treasury 10-Year Notes Futures, Put @ $110.000		1/24/25	354	354,000	$531,000
U.S. Treasury 10-Year Notes Futures, Put @ $109.000		2/21/25	335	335,000	397,812
U.S. Treasury Long-Term Bonds Futures, Put @ $113.000		1/24/25	736	736,000	701,500
U.S. Treasury Long-Term Bonds Futures, Put @ $115.000		1/24/25	501	501,000	994,172

Total Exchange-Traded Purchased Options (Cost — $4,356,018)					3,786,015
	Counterparty
OTC Purchased Options — 0.0%††
U.S. Dollar/Euro, Put @ $1.074 (Cost — $107,283)	BNP Paribas SA	2/24/25	19,685,000	19,685,000	39,862

Total Purchased Options (Cost — $4,463,301)					3,825,877
		Rate	Maturity Date	Face Amount†
Non-U.S. Treasury Inflation Protected Securities — 0.0%††
Uruguay — 0.0%††
Uruguay Government International Bond, Senior Notes (Cost — $27,655)		3.400%	5/16/45	1,067,120 UYU	23,950
Total Investments before Short-Term Investments (Cost — $1,501,096,537)					1,423,124,977

Short-Term Investments — 3.1%
U.S. Treasury Bills — 2.9%
U.S. Treasury Bills (Cost — $31,094,810)		4.264%	3/27/25	31,410,000	31,103,299 (q)
				Shares
Overnight Deposits — 0.2%
BNY Mellon Cash Reserve Fund (Cost — $2,058,534)		1.050%		2,058,534	2,058,534 (r)

Total Short-Term Investments (Cost — $33,153,344)					33,161,833
Total Investments — 135.9% (Cost — $1,534,249,881)					1,456,286,810
Liabilities in Excess of Other Assets — (35.9)%					(384,600,183)
Total Net Assets — 100.0%					$1,071,686,627

See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2024 Annual Report

 Western Asset SMASh Series Core Plus Completion Fund
†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)	This security is traded on a to-be-announced (“TBA”) basis. At December 31, 2024, the Fund held TBA securities with a total cost of $412,164,678.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Security has no maturity date. The date shown represents the next call date.
(d)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	The coupon payment on this security is currently in default as of December 31, 2024.
(f)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the
United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(g)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(h)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.
(i)	All or a portion of this security is held at the broker as collateral for OTC derivatives.
(j)	All or a portion of this security is held at the broker as collateral for open futures contracts and exchange-traded options.
(k)	All or a portion of this security is held at the broker as collateral for TBAs.
(l)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(m)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(n)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(o)	Security is valued using significant unobservable inputs (Note 1).
(p)	All or a portion of this loan has not settled as of December 31, 2024. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(q)	Rate shown represents yield-to-maturity.
(r)	Rate shown is one-day yield as of the end of the reporting period.

See Notes to Financial Statements.
Western Asset SMASh Series Core Plus Completion Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset SMASh Series Core Plus Completion Fund
Abbreviation(s) used in this schedule:
BRL	—	Brazilian Real
CAS	—	Connecticut Avenue Securities
ICE	—	Intercontinental Exchange
INR	—	Indian Rupee
IO	—	Interest Only
JMD	—	Jamaican Dollar
JSC	—	Joint Stock Company
LIBOR	—	London Interbank Offered Rate
MXN	—	Mexican Peso
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
UYU	—	Uruguayan Peso
At December 31, 2024, the Fund had the following written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
U.S. Treasury 5-Year Notes Futures, Call	1/10/25	$107.000	942	$942,000	$(80,954)
U.S. Treasury 5-Year Notes Futures, Call	1/24/25	108.250	1,003	1,003,000	(39,180)
U.S. Treasury 5-Year Notes Futures, Call	2/21/25	109.250	1,424	1,424,000	(89,000)
U.S. Treasury 5-Year Notes Futures, Put	1/10/25	105.750	942	942,000	(88,312)
U.S. Treasury 5-Year Notes Futures, Put	1/24/25	105.750	1,468	1,468,000	(309,657)
U.S. Treasury 5-Year Notes Futures, Put	1/24/25	106.250	1,007	1,007,000	(409,094)
U.S. Treasury 10-Year Notes Futures, Call	1/24/25	112.000	1,004	1,004,000	(62,750)
U.S. Treasury 10-Year Notes Futures, Call	1/24/25	112.500	335	335,000	(15,703)
U.S. Treasury 10-Year Notes Futures, Call	2/21/25	114.000	1,424	1,424,000	(111,250)
U.S. Treasury 10-Year Notes Futures, Put	1/24/25	107.500	1,062	1,062,000	(265,500)
U.S. Treasury 10-Year Notes Futures, Put	1/24/25	109.500	335	335,000	(382,109)
See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2024 Annual Report

 Western Asset SMASh Series Core Plus Completion Fund

Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
U.S. Treasury Long-Term Bonds Futures, Call	1/24/25	$120.000	430	$430,000	$(40,313)
U.S. Treasury Long-Term Bonds Futures, Put	1/24/25	112.000	430	430,000	(262,031)
U.S. Treasury Long-Term Bonds Futures, Put	2/21/25	111.000	736	736,000	(667,000)
Total Exchange-Traded Written Options (Premiums received — $3,172,179)					$(2,822,853)
At December 31, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	415	6/25	$99,261,622	$99,418,438	$156,816
3-Month SOFR	7,650	3/26	1,838,727,264	1,837,051,875	(1,675,389)
Australian Dollar	221	3/25	14,133,060	13,679,900	(453,160)
U.S. Treasury 5-Year Notes	5,815	3/25	622,838,607	618,161,772	(4,676,835)
U.S. Treasury Long- Term Bonds	3,339	3/25	390,813,869	380,124,281	(10,689,588)
United Kingdom Long Gilt Bonds	698	3/25	82,956,857	80,750,279	(2,206,578)
					(19,544,734)
Contracts to Sell:
Japanese 10-Year Bonds	140	3/25	126,692,796	126,257,587	435,209
U.S. Treasury 2-Year Notes	7,686	3/25	1,581,624,342	1,580,313,664	1,310,678
U.S. Treasury 10-Year Notes	7,962	3/25	877,208,917	865,867,500	11,341,417
U.S. Treasury Ultra 10-Year Notes	1,192	3/25	133,959,166	132,684,500	1,274,666
U.S. Treasury Ultra Long-Term Bonds	2,544	3/25	316,002,888	302,497,500	13,505,388
					27,867,358
Net unrealized appreciation on open futures contracts					$8,322,624

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
See Notes to Financial Statements.
Western Asset SMASh Series Core Plus Completion Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset SMASh Series Core Plus Completion Fund
At December 31, 2024, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	28,870,000	USD	4,662,242	Citibank N.A.	1/3/25	$8,119
BRL	28,880,000	USD	4,663,857	Citibank N.A.	1/3/25	8,121
BRL	30,940,000	USD	4,996,528	Citibank N.A.	1/3/25	8,701
BRL	33,760,000	USD	5,451,932	Citibank N.A.	1/3/25	9,494
BRL	52,130,000	USD	8,418,520	Citibank N.A.	1/3/25	14,660
BRL	59,320,000	USD	9,579,639	Citibank N.A.	1/3/25	16,682
BRL	72,180,000	USD	11,656,412	Citibank N.A.	1/3/25	20,298
BRL	111,290,000	USD	17,972,321	Citibank N.A.	1/3/25	31,296
USD	4,694,596	BRL	28,880,000	Citibank N.A.	1/3/25	22,617
USD	4,712,049	BRL	28,870,000	Citibank N.A.	1/3/25	41,689
USD	5,153,884	BRL	30,940,000	Citibank N.A.	1/3/25	148,656
USD	5,453,348	BRL	33,760,000	Citibank N.A.	1/3/25	(8,078)
USD	8,771,836	BRL	52,130,000	Citibank N.A.	1/3/25	338,657
USD	9,903,928	BRL	59,320,000	Citibank N.A.	1/3/25	307,607
USD	11,731,366	BRL	72,180,000	Citibank N.A.	1/3/25	54,656
USD	18,531,081	BRL	111,290,000	Citibank N.A.	1/3/25	527,464
BRL	159,324,331	USD	25,729,427	Goldman Sachs Group Inc.	1/3/25	44,804
BRL	576,694,331	USD	98,711,843	Goldman Sachs Group Inc.	1/3/25	(5,418,792)
USD	26,161,631	BRL	159,324,331	Goldman Sachs Group Inc.	1/3/25	387,400
USD	93,130,877	BRL	576,694,331	Goldman Sachs Group Inc.	1/3/25	(162,174)
EUR	140,000	USD	146,897	Bank of America N.A.	1/16/25	(1,786)
EUR	1,122,000	USD	1,176,731	Bank of America N.A.	1/16/25	(13,767)
EUR	2,930,000	USD	3,078,867	Bank of America N.A.	1/16/25	(41,892)
EUR	4,600,000	USD	5,000,016	Bank of America N.A.	1/16/25	(232,069)
EUR	4,600,000	USD	5,001,373	Bank of America N.A.	1/16/25	(233,426)
EUR	5,870,000	USD	6,353,424	Bank of America N.A.	1/16/25	(269,109)
GBP	4,250,000	USD	5,384,113	Bank of America N.A.	1/16/25	(64,266)
GBP	4,520,000	USD	5,706,482	Bank of America N.A.	1/16/25	(48,669)
GBP	4,658,000	USD	6,041,855	Bank of America N.A.	1/16/25	(211,303)
GBP	5,440,000	USD	6,879,827	Bank of America N.A.	1/16/25	(70,424)
GBP	5,540,000	USD	7,176,045	Bank of America N.A.	1/16/25	(241,469)
GBP	7,460,000	USD	9,681,543	Bank of America N.A.	1/16/25	(343,649)
GBP	12,070,000	USD	15,676,878	Bank of America N.A.	1/16/25	(568,515)
USD	41,267,117	CNH	298,154,920	Bank of America N.A.	1/16/25	630,220
USD	68,076,626	CNH	477,128,645	Bank of America N.A.	1/16/25	3,046,581
USD	4,439,775	EUR	4,180,000	Bank of America N.A.	1/16/25	107,162
USD	9,024,348	EUR	8,270,000	Bank of America N.A.	1/16/25	452,408
USD	9,199,600	EUR	8,440,000	Bank of America N.A.	1/16/25	451,453
See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2024 Annual Report

 Western Asset SMASh Series Core Plus Completion Fund
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	81,920,043	EUR	74,316,027	Bank of America N.A.	1/16/25	$4,890,717
USD	1,868,847	GBP	1,441,000	Bank of America N.A.	1/16/25	65,107
USD	93,052,563	GBP	71,041,439	Bank of America N.A.	1/16/25	4,127,970
CAD	3,770,000	USD	2,744,613	BNP Paribas SA	1/16/25	(120,370)
CAD	7,530,000	USD	5,483,582	BNP Paribas SA	1/16/25	(242,058)
CAD	9,640,000	USD	7,016,630	BNP Paribas SA	1/16/25	(306,365)
CAD	10,010,000	USD	7,267,853	BNP Paribas SA	1/16/25	(300,037)
CHF	2,430,000	USD	2,753,416	BNP Paribas SA	1/16/25	(71,049)
CHF	2,430,000	USD	2,757,791	BNP Paribas SA	1/16/25	(75,424)
CHF	2,810,000	USD	3,189,626	BNP Paribas SA	1/16/25	(87,794)
CHF	6,560,000	USD	7,447,310	BNP Paribas SA	1/16/25	(206,022)
MXN	23,343,000	USD	1,140,203	BNP Paribas SA	1/16/25	(23,947)
NOK	3,882	USD	365	BNP Paribas SA	1/16/25	(24)
NOK	114,030,000	USD	10,418,395	BNP Paribas SA	1/16/25	(401,534)
USD	36,247,203	CAD	49,722,604	BNP Paribas SA	1/16/25	1,636,019
USD	73,705,392	CHF	62,483,231	BNP Paribas SA	1/16/25	4,732,979
CAD	3,240,000	USD	2,339,871	Citibank N.A.	1/16/25	(84,554)
CAD	4,530,000	USD	3,278,999	Citibank N.A.	1/16/25	(125,732)
CAD	4,540,000	USD	3,286,523	Citibank N.A.	1/16/25	(126,295)
CAD	5,810,000	USD	4,196,867	Citibank N.A.	1/16/25	(152,610)
CAD	8,610,000	USD	6,239,949	Citibank N.A.	1/16/25	(246,653)
CAD	8,630,000	USD	6,251,259	Citibank N.A.	1/16/25	(244,041)
CAD	9,070,000	USD	6,567,671	Citibank N.A.	1/16/25	(254,176)
EUR	4,730,000	USD	5,178,950	Citibank N.A.	1/16/25	(276,256)
INR	2,305,139,626	USD	27,308,036	Citibank N.A.	1/16/25	(428,685)
USD	29,748,785	CAD	42,719,374	Citibank N.A.	1/16/25	12,448
CHF	1,280,000	USD	1,450,277	Goldman Sachs Group Inc.	1/16/25	(37,343)
CHF	3,620,000	USD	4,113,842	Goldman Sachs Group Inc.	1/16/25	(117,888)
CHF	3,620,000	USD	4,120,684	Goldman Sachs Group Inc.	1/16/25	(124,729)
CHF	3,620,000	USD	4,123,570	Goldman Sachs Group Inc.	1/16/25	(127,616)
CHF	3,630,000	USD	4,127,486	Goldman Sachs Group Inc.	1/16/25	(120,493)
CHF	3,910,000	USD	4,440,462	Goldman Sachs Group Inc.	1/16/25	(124,390)
CHF	4,670,000	USD	5,291,665	Goldman Sachs Group Inc.	1/16/25	(136,663)
CHF	5,360,000	USD	6,243,302	Goldman Sachs Group Inc.	1/16/25	(326,641)
CHF	5,780,000	USD	6,727,893	Goldman Sachs Group Inc.	1/16/25	(347,612)
CHF	5,800,000	USD	6,687,598	Goldman Sachs Group Inc.	1/16/25	(285,240)
CHF	6,960,000	USD	8,105,530	Goldman Sachs Group Inc.	1/16/25	(422,701)
NOK	76,240,000	USD	6,957,385	Goldman Sachs Group Inc.	1/16/25	(260,152)
NOK	79,410,000	USD	7,212,914	Goldman Sachs Group Inc.	1/16/25	(237,215)
See Notes to Financial Statements.
Western Asset SMASh Series Core Plus Completion Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset SMASh Series Core Plus Completion Fund
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,522,221	NOK	16,810,000	Goldman Sachs Group Inc.	1/16/25	$45,562
USD	3,162,223	NOK	34,970,000	Goldman Sachs Group Inc.	1/16/25	90,315
USD	4,567,149	NOK	50,420,000	Goldman Sachs Group Inc.	1/16/25	138,051
USD	5,561,689	NOK	61,610,000	Goldman Sachs Group Inc.	1/16/25	149,615
USD	6,267,673	NOK	69,360,000	Goldman Sachs Group Inc.	1/16/25	174,807
AUD	9,680,000	USD	6,419,380	JPMorgan Chase & Co.	1/16/25	(427,847)
AUD	23,375,706	USD	15,740,032	JPMorgan Chase & Co.	1/16/25	(1,271,405)
EUR	22,759,000	USD	25,011,959	JPMorgan Chase & Co.	1/16/25	(1,422,021)
JPY	1,570,730,000	USD	10,402,799	JPMorgan Chase & Co.	1/16/25	(401,102)
JPY	5,617,433,330	USD	38,401,923	JPMorgan Chase & Co.	1/16/25	(2,632,650)
MXN	146,854,000	USD	7,240,336	JPMorgan Chase & Co.	1/16/25	(217,819)
USD	48,079,535	CNH	347,802,549	JPMorgan Chase & Co.	1/16/25	675,936
USD	4,988,451	INR	425,440,000	JPMorgan Chase & Co.	1/16/25	27,557
USD	330,558	JPY	48,970,000	JPMorgan Chase & Co.	1/16/25	18,739
USD	3,007,218	JPY	449,970,000	JPMorgan Chase & Co.	1/16/25	142,012
USD	3,010,256	JPY	449,940,000	JPMorgan Chase & Co.	1/16/25	145,242
USD	3,383,823	JPY	501,440,000	JPMorgan Chase & Co.	1/16/25	190,880
USD	2,177,304	MXN	44,454,000	JPMorgan Chase & Co.	1/16/25	51,526
USD	3,738,109	MXN	74,728,000	JPMorgan Chase & Co.	1/16/25	164,637
USD	123,421,745	MXN	2,419,991,861	JPMorgan Chase & Co.	1/16/25	7,698,412
CAD	10,920,000	USD	7,937,262	Morgan Stanley & Co. Inc.	1/16/25	(336,008)
BRL	159,324,331	USD	26,022,757	Goldman Sachs Group Inc.	2/4/25	(402,088)
Net unrealized appreciation on open forward foreign currency contracts						$10,374,639

Abbreviation(s) used in this table:
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CNH	—	Chinese Offshore Yuan
EUR	—	Euro
GBP	—	British Pound
INR	—	Indian Rupee
JPY	—	Japanese Yen
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
USD	—	United States Dollar
See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2024 Annual Report

 Western Asset SMASh Series Core Plus Completion Fund
At December 31, 2024, the Fund had the following open swap contracts:
OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Citibank N.A.	785,610,000BRL	1/2/29	BRL-CDI**	10.269%**	$(17,042,337)	—	$(17,042,337)

CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	1,394,940,000MXN	11/16/29	28-Day MXN TIIE - Banxico every 28 days	8.902% every 28 days	$(732,785)	—	$(732,785)
	1,354,160,000MXN	11/19/29	28-Day MXN TIIE - Banxico every 28 days	8.825% every 28 days	(912,522)	—	(912,522)
	559,855,000	4/30/31	4.200% annually	Daily SOFR Compound annually	(4,710,979)	$(8,233,477)	3,522,498
	39,891,000	5/15/48	3.150% annually	Daily SOFR Compound annually	5,404,034	5,045,118	358,916
Total					$(952,252)	$(3,188,359)	$2,236,107

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.43 Index	$854,759,000	12/20/29	1.000% quarterly	$19,078,834	$18,287,210	$791,624

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[4]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Made by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.HY.43 Index	$65,894,300	12/20/29	5.000% quarterly	$(5,071,120)	$(4,609,939)	$(461,181)

See Notes to Financial Statements.
Western Asset SMASh Series Core Plus Completion Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset SMASh Series Core Plus Completion Fund
OTC TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund†	Periodic Payments Received by the Fund‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
JPMorgan Chase & Co.	$61,014,000	3/6/25	Daily SOFR Compound + 1.100%**	JPEIFNTR^**	$1,787,988	—	$1,787,988

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii)
pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[4]
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii)
receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.
‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.
^	Custom emerging markets debt basket is comprised of 37 bonds in the Sovereign Frontier sector.
*	Notional amount denominated in U.S. dollars, unless otherwise noted.
**	One time payment made at termination date.
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
28-Day MXN TIIE - Banxico	10.245%
BRL-CDI	12.150%
Daily SOFR Compound	4.490%

See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2024 Annual Report

 Western Asset SMASh Series Core Plus Completion Fund
Abbreviation(s) used in this table:
BRL	—	Brazilian Real
BRL-CDI	—	Brazilian Cetip InterBank Deposit Rate
JPEIFNTR	—	Western Asset Management Emerging Markets Frontier Custom Basket
MXN	—	Mexican Peso
SOFR	—	Secured Overnight Financing Rate
TIIE	—	Tasa de Intere’s Interbancaria de Equilibrio (Equilibrium Interbanking Interest Rate)
The following table provides information about the underlying components of the JPEIFNTR total return swap, as of year end.
Security	Face Amount	Value	Weight
Angolan Government International Bond, 9.125% due 11/26/49	$12,070,000	$9,674,829	5.89%
Argentine Republic Government International Bond, 3.500% due 7/9/41	8,080,000	5,045,960	3.07%
Argentine Republic Government International Bond, 5.000% due 1/9/38	14,110,000	9,855,835	6.00%
Bahamas Government International Bond, 8.950% due 10/15/32	5,730,000	5,896,285	3.59%
Benin Government International Bond, 7.960% due 2/13/38	4,860,000	4,579,031	2.79%
Costa Rica Government International Bond, 6.550% due 4/3/34	5,350,000	5,438,275	3.31%
Dominican Republic International Bond, 4.500% due 1/30/30	12,940,000	11,846,570	7.23%
Ecuador Government International Bond, 5.500% due 7/31/35	9,150,000	5,174,325	3.15%
Egypt Government International Bond, 5.800% due 9/30/27	5,270,000	4,927,766	3.00%
Egypt Government International Bond, 7.903% due 2/21/48	4,170,000	3,069,954	1.87%
El Salvador Government International Bond, 7.125% due 1/20/50	6,190,000	5,199,600	3.17%
Ethiopia International Bond, 6.625% due 12/11/25(a)	10,970,000	8,652,274	5.27%
Ghana Government International Bond, 5.000% due 7/3/29	2,716,043	2,335,797	1.42%
Ghana Government International Bond, 5.000% due 7/3/35	3,905,715	2,732,829	1.66%
Guatemala Government Bond, 5.375% due 4/24/32	4,940,000	4,655,950	2.84%
Ivory Coast Government International Bond, 7.625% due 1/30/33	11,990,000	11,665,191	7.11%
Jordan Government International Bond, 7.500% due 1/13/29	4,710,000	4,676,135	2.85%
Mozambique International Bond, 9.000% due 9/15/31	5,550,000	4,342,209	2.65%
Nigeria Government International Bond, 7.375% due 9/28/33	11,310,000	9,666,544	5.89%
Paraguay Government International Bond, 6.100% due 8/11/44	5,750,000	5,424,766	3.30%
Petroleos de Venezuela SA, 5.375% due 4/12/27(a)	34,000,000	3,245,173	1.98%
Republic of Kenya Government International Bond, 6.300% due 1/23/34	12,750,000	10,036,641	6.11%
Republic of Uzbekistan International Bond, 3.900% due 10/19/31	3,810,000	3,131,344	1.91%
Senegal Government International Bond, 6.250% due 5/23/33	3,780,000	3,009,825	1.83%
See Notes to Financial Statements.
Western Asset SMASh Series Core Plus Completion Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset SMASh Series Core Plus Completion Fund
Security	Face Amount	Value	Weight
Senegal Government International Bond, 6.750% due 3/13/48	$3,230,000	$2,189,326	1.33%
Sri Lanka Government International Bond, 6.125% due 6/3/25(a)	2,770,000	1,731,433	1.05%
Sri Lanka Government International Bond, 6.825% due 7/18/26(a)	2,780,000	1,685,815	1.03%
Sri Lanka Government International Bond, 6.850% due 11/3/25(a)	2,780,000	1,768,841	1.08%
Ukraine Government International Bond, 0.000% due 2/1/30	537,010	290,791	0.18%
Ukraine Government International Bond, 0.000% due 2/1/34	2,006,721	827,772	0.50%
Ukraine Government International Bond, 0.000% due 2/1/35	1,695,820	1,000,534	0.61%
Ukraine Government International Bond, 0.000% due 2/1/36	1,413,184	826,713	0.50%
Ukraine Government International Bond, 1.750% due 2/1/34	4,670,491	2,618,978	1.60%
Ukraine Government International Bond, 1.750% due 2/1/35	3,194,182	1,756,800	1.07%
Ukraine Government International Bond, 1.750% due 2/1/36	1,966,168	1,061,731	0.65%
Zambia Government International Bond, 0.500% due 12/31/53	3,525,852	2,017,457	1.23%
Zambia Government International Bond, 5.750% due 6/30/33	3,002,324	2,102,038	1.28%
Total		$164,161,337	100.00%
(a)
The coupon payment on this security is currently in default as of December 31, 2024.
See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2024 Annual Report

Statement of Assets and Liabilities
December 31, 2024

Assets:
Investments, at value (Cost — $1,534,249,881)	$1,456,286,810
Foreign currency, at value (Cost — $12,044,657)	11,547,948
Receivable for securities sold	51,041,201
Unrealized appreciation on forward foreign currency contracts	31,857,276
Deposits with brokers for centrally cleared swap contracts	20,965,810
Interest receivable	11,044,220
Foreign currency collateral for open futures contracts and exchange-traded options, at value (Cost — $4,688,019)	4,923,208
Receivable from brokers — net variation margin on open futures contracts	1,948,192
OTC swaps, at value (premiums paid — $0)	1,787,988
Deposits with brokers for OTC derivatives	1,630,000
Deposits with brokers for TBA securities	280,000
Receivable for premiums on written options	173,366
Receivable for Fund shares sold	88,619
Receivable from investment manager	28,429
Deposits with brokers for open futures contracts and exchange-traded options	5,030
Principal paydown receivable	3,804
Prepaid expenses	12,908
Total Assets	1,593,624,809
Liabilities:
Payable for securities purchased	451,092,437
Unrealized depreciation on forward foreign currency contracts	21,482,637
Payable to brokers — net variation margin on centrally cleared swap contracts	20,554,936
OTC swaps, at value (premiums received — $0)	17,042,337
Payable for Fund shares repurchased	8,094,596
Written options, at value (premiums received — $3,172,179)	2,822,853
Payable for open OTC swap contracts	561,059
Payable for written options closed	96,318
Trustees’ fees payable	14,569
Due to custodian	1,573
Accrued expenses	174,867
Total Liabilities	521,938,182
Total Net Assets	$1,071,686,627
Net Assets:
Par value (Note 5)	$1,873
Paid-in capital in excess of par value	2,515,367,937
Total distributable earnings (loss)	(1,443,683,183)
Total Net Assets	$1,071,686,627
Shares Outstanding	187,251,935
Net Asset Value	$5.72
See Notes to Financial Statements.
Western Asset SMASh Series Core Plus Completion Fund 2024 Annual Report

Statement of Operations
For the Year Ended December 31, 2024

Investment Income:
Interest	$138,106,357
Less: Foreign taxes withheld	(13,732)
Total Investment Income	138,092,625
Expenses:
Fund accounting fees	134,617
Legal fees	77,779
Trustees’ fees	58,034
Audit and tax fees	57,500
Registration fees	55,564
Shareholder reports	26,092
Commitment fees (Note 6)	20,260
Commodity pool reports	12,000
Custody fees	7,588
Transfer agent fees (Note 2)	4,254
Interest expense	3,579
Miscellaneous expenses	15,030
Total Expenses	472,297
Less: Fee waivers and/or expense reimbursements (Note 2)	(472,297)
Net Expenses	—
Net Investment Income	138,092,625
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(184,391,481)†
Futures contracts	(3,522,337)
Written options	22,093,110
Swap contracts	133,431,513
Forward foreign currency contracts	(8,770,570)
Foreign currency transactions	(4,692,235)
Net Realized Loss	(45,852,000)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	33,298,011 ‡
Futures contracts	(109,792,513)
Written options	615,324
Swap contracts	(88,611,345)
Forward foreign currency contracts	7,459,604
Foreign currencies	(2,840,736)
Change in Net Unrealized Appreciation (Depreciation)	(159,871,655)
Net Loss on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(205,723,655)
Decrease in Net Assets From Operations	$(67,631,030)

†	Net of foreign capital gains tax of $49,631.
‡	Net of change in accrued foreign capital gains tax of $(54,281).
See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2024 Annual Report

Statements of Changes in Net Assets

For the Years Ended December 31,	2024	2023
Operations:
Net investment income	$138,092,625	$168,177,926
Net realized loss	(45,852,000)	(219,319,039)
Change in net unrealized appreciation (depreciation)	(159,871,655)	225,416,841
Increase (Decrease) in Net Assets From Operations	(67,631,030)	174,275,728
Distributions to Shareholders From (Note 1):
Total distributable earnings	(121,231,974)	(161,121,402)
Decrease in Net Assets From Distributions to Shareholders	(121,231,974)	(161,121,402)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares	539,160,971	671,991,654
Cost of shares repurchased	(1,728,020,012)	(837,006,747)
Decrease in Net Assets From Fund Share Transactions	(1,188,859,041)	(165,015,093)
Decrease in Net Assets	(1,377,722,045)	(151,860,767)
Net Assets:
Beginning of year	2,449,408,672	2,601,269,439
End of year	$1,071,686,627	$2,449,408,672
See Notes to Financial Statements.
Western Asset SMASh Series Core Plus Completion Fund 2024 Annual Report

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
	2024[1]	2023[1]	2022[1,2]	2022[1,3]	2021[1,3]	2020[1,4]
Net asset value, beginning of year	$6.30	$6.25	$8.07	$9.08	$9.27	$8.91
Income (loss) from operations:
Net investment income	0.40	0.40	0.27	0.36	0.33	0.45
Net realized and unrealized gain (loss)	(0.62)	0.04	(2.04)	(0.80)	(0.44)	0.69
Total income (loss) from operations	(0.22)	0.44	(1.77)	(0.44)	(0.11)	1.14
Less distributions from:
Net investment income	(0.36)	(0.39)	(0.04)	(0.45)	(0.06)	(0.64)
Net realized gains	—	—	—	(0.12)	(0.02)	(0.14)
Return of capital	—	—	(0.01)	—	—	—
Total distributions	(0.36)	(0.39)	(0.05)	(0.57)	(0.08)	(0.78)
Net asset value, end of year	$5.72	$6.30	$6.25	$8.07	$9.08	$9.27
Total return[5]	(3.64)%	7.38%	(22.01)%	(5.37)%	(1.08)%	13.16%
Net assets, end of year (millions)	$1,072	$2,449	$2,601	$3,632	$3,435	$2,404
Ratios to average net assets:
Gross expenses[6]	0.02%	0.02%	0.04%[7]	0.03%	0.04%	0.04%
Net expenses[8,9]	0.00	0.00	0.00 [7]	0.00	0.00	0.00
Net investment income	6.63	6.47	4.76 [7]	3.96	3.74	4.88
Portfolio turnover rate	266%[10]	189%[10]	53%	150%[10]	69%	31%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period March 1, 2022 through December 31, 2022.
[3]	For the year ended February 28.
[4]	For the year ended February 29.
[5]
Performance figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadvisers. All operating expenses of the Fund were reimbursed by the manager, pursuant to an expense reimbursement arrangement between the Fund and the manager. If such fees were included, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Gross expenses do not include management fees paid to the manager and subadvisers. Management fees are paid directly or indirectly by the separately managed account sponsor.
[7]	Annualized.
[8]
The Fund’s manager has entered into an expense reimbursement arrangement with the Fund, pursuant to which the
Fund’s manager has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover interest, brokerage, taxes and extraordinary expenses. This arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent.

[9]	Reflects fee waivers and/or expense reimbursements.
[10]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 88%, 96% and 106%.

See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2024 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
Western Asset SMASh Series Core Plus Completion Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Franklin Templeton Fund Adviser, LLC (“FTFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of FTFA. FTFA and the subadvisers do not charge investment management fees to the Fund.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the
Western Asset SMASh Series Core Plus Completion Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset SMASh Series Core Plus Completion Fund 2024 Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Mortgage-Backed Securities	—	$442,588,550	—	$442,588,550
Corporate Bonds & Notes	—	357,522,462	—	357,522,462
Sovereign Bonds	—	195,974,472	—	195,974,472
Collateralized Mortgage Obligations	—	183,161,162	—	183,161,162
U.S. Government & Agency Obligations	—	130,527,655	—	130,527,655
Senior Loans:
Industrials	—	9,150,385	$1,903,499	11,053,884
Other Senior Loans	—	48,239,839	—	48,239,839
Asset-Backed Securities	—	27,086,640	—	27,086,640
U.S. Treasury Inflation Protected Securities	—	23,120,486	—	23,120,486
Purchased Options:
Exchange-Traded Purchased Options	$3,786,015	—	—	3,786,015
OTC Purchased Options	—	39,862	—	39,862
Non-U.S. Treasury Inflation Protected Securities	—	23,950	—	23,950
Total Long-Term Investments	3,786,015	1,417,435,463	1,903,499	1,423,124,977
Western Asset SMASh Series Core Plus Completion Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments†:
U.S. Treasury Bills	—	$31,103,299	—	$31,103,299
Overnight Deposits	—	2,058,534	—	2,058,534
Total Short-Term Investments	—	33,161,833	—	33,161,833
Total Investments	$3,786,015	$1,450,597,296	$1,903,499	$1,456,286,810
Other Financial Instruments:
Futures Contracts††	$28,024,174	—	—	$28,024,174
Forward Foreign Currency Contracts††	—	$31,857,276	—	31,857,276
Centrally Cleared Interest Rate Swaps††	—	3,881,414	—	3,881,414
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	791,624	—	791,624
OTC Total Return Swaps	—	1,787,988	—	1,787,988
Total Other Financial Instruments	$28,024,174	$38,318,302	—	$66,342,476
Total	$31,810,189	$1,488,915,598	$1,903,499	$1,522,629,286
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	$2,822,853	—	—	$2,822,853
Futures Contracts††	19,701,550	—	—	19,701,550
Forward Foreign Currency Contracts††	—	$21,482,637	—	21,482,637
OTC Interest Rate Swaps	—	17,042,337	—	17,042,337
Centrally Cleared Interest Rate Swaps††	—	1,645,307	—	1,645,307
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection††	—	461,181	—	461,181
Total	$22,524,403	$40,631,462	—	$63,155,865

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Purchased options. The Fund may purchase option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of

Western Asset SMASh Series Core Plus Completion Fund 2024 Annual Report

attempting to enhance returns. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.
(c) Written options. The Fund may write option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.
The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(d) Options on futures contracts. The Fund may purchase or write option contracts generally to gain or reduce exposure to types of investments or market factors or as a means of attempting to enhance returns. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at the specified option exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than
Western Asset SMASh Series Core Plus Completion Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
(in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the net asset value of the Fund. The potential for loss related to writing call options is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.
(e) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(f) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.
Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.
Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency

Western Asset SMASh Series Core Plus Completion Fund 2024 Annual Report

contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(g) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes, including to increase the Fund’s return. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.
In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.
Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.
OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.
The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of December 31, 2024, the total notional value of all credit default swaps to sell protection was $854,759,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.
Western Asset SMASh Series Core Plus Completion Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
For average notional amounts of swaps held during the year ended December 31, 2024, see Note 4.
Credit default swaps
The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.
Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.
The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to

Western Asset SMASh Series Core Plus Completion Fund 2024 Annual Report

the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.
Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.
Interest rate swaps
The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized appreciation or depreciation in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.
The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Total return swaps
The Fund enters into total return swaps for investment purposes. Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty.
(h) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance
Western Asset SMASh Series Core Plus Completion Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.
(i) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.
The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.
(j) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
As of December 31, 2024, the Fund had posted non-cash collateral for TBA securities with Goldman Sachs Group Inc., JPMorgan Chase & Co. and Morgan Stanley & Co. Inc. in the amounts of $668,220, $2,295,435 and $687,960, respectively.
(k) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or

Western Asset SMASh Series Core Plus Completion Fund 2024 Annual Report

loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.
The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.
The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.
(l) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
(m) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Western Asset SMASh Series Core Plus Completion Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(n) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(o) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(p) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its

Western Asset SMASh Series Core Plus Completion Fund 2024 Annual Report

assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of December 31, 2024, the Fund held OTC swap contracts and forward foreign currency contracts with credit related contingent features which had a liability position of $38,524,974. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.
Western Asset SMASh Series Core Plus Completion Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
As of December 31, 2024, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $21,953,198 which could be used to reduce the required payment.
At December 31, 2024, the Fund held non-cash collateral from BNP Paribas SA and JPMorgan Chase & Co. in the amounts of $68,361 and $1,448,398, respectively. These amounts could be used to reduce the Fund’s exposure to the counterparty in the event of default.
(q) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(r) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a monthly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(s) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.
(t) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2024, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal

Western Asset SMASh Series Core Plus Completion Fund 2024 Annual Report

excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
(u) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the Fund had no reclassifications.
2. Investment management agreement and other transactions with affiliates
FTFA is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Asset Singapore”), Western Asset Management Company Ltd in Japan (“Western Asset Japan”) and Western Asset Management Company Limited (“Western Asset London”) are the Fund’s subadvisers. FTFA, Western Asset, Western Asset Singapore, Western Asset Japan and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
FTFA and the subadvisers do not charge investment management fees to the Fund. However, the Fund is an integral part of the separately managed account program, and FTFA and the subadvisers will be compensated directly or indirectly by separately managed account program sponsors. FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadvisers the day-to-day portfolio management of the Fund.
FTFA has entered into an expense reimbursement arrangement with the Fund, pursuant to which FTFA has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover interest, brokerage, taxes and extraordinary expenses. This expense reimbursement arrangement cannot be terminated prior to December 31, 2026 without the Board’s consent.
During the year ended December 31, 2024, fees waived and/or expenses reimbursed amounted to $472,297.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. The Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on
Western Asset SMASh Series Core Plus Completion Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
the total account-based fees charged. In addition, the Fund reimburses Investor Services for out of pocket expenses incurred. For the year ended December 31, 2024, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $2,195 was earned by Investor Services.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the year ended December 31, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$296,515,012	$6,367,229,308
Sales	1,286,895,836	6,449,637,848
At December 31, 2024, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$1,538,082,560	$14,266,772	$(96,062,522)	$(81,795,750)
Written options	(3,172,179)	1,086,430	(737,104)	349,326
Futures contracts	—	28,024,174	(19,701,550)	8,322,624
Forward foreign currency contracts	—	31,857,276	(21,482,637)	10,374,639
Swap contracts	10,488,912	6,461,026	(19,148,825)	(12,687,799)

Western Asset SMASh Series Core Plus Completion Fund 2024 Annual Report

4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at December 31, 2024.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Market Risk	Total
Purchased options[2]	$3,786,015	$39,862	—	—	$3,825,877
Futures contracts[3]	28,024,174	—	—	—	28,024,174
Forward foreign currency contracts	—	31,857,276	—	—	31,857,276
OTC swap contracts[4]	—	—	—	$1,787,988	1,787,988
Centrally cleared swap contracts[5]	3,881,414	—	$791,624	—	4,673,038
Total	$35,691,603	$31,897,138	$791,624	$1,787,988	$70,168,353

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Written options	$2,822,853	—	—	$2,822,853
Futures contracts[3]	19,248,390	$453,160	—	19,701,550
Forward foreign currency contracts	—	21,482,637	—	21,482,637
OTC swap contracts[4]	17,042,337	—	—	17,042,337
Centrally cleared swap contracts[5]	1,645,307	—	$461,181	2,106,488
Total	$40,758,887	$21,935,797	$461,181	$63,155,865

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]	Market value of purchased options is reported in Investments at value in the Statement of Assets and Liabilities.
[3]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

[4]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.
[5]
Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the
Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the
Statement of Assets and Liabilities.

Western Asset SMASh Series Core Plus Completion Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended December 31, 2024. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Market Risk	Total
Purchased options[1]	$(30,932,822)	$(7,519,447)	—	—	$(38,452,269)
Futures contracts	615,910	(4,138,247)	—	—	(3,522,337)
Written options	17,394,830	4,698,280	—	—	22,093,110
Swap contracts	125,879,387	—	$5,746,332	$1,805,794	133,431,513
Forward foreign currency contracts	—	(8,770,570)	—	—	(8,770,570)
Total	$112,957,305	$(15,729,984)	$5,746,332	$1,805,794	$104,779,447

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in the Statement of Operations.

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Market Risk	Total
Purchased options[1]	$130,268	$322,357	—	—	$452,625
Futures contracts	(100,635,066)	(9,157,447)	—	—	(109,792,513)
Written options	235,209	380,115	—	—	615,324
Swap contracts	(89,726,606)	—	$(672,727)	$1,787,988	(88,611,345)
Forward foreign currency contracts	—	7,459,604	—	—	7,459,604
Total	$(189,996,195)	$(995,371)	$(672,727)	$1,787,988	$(189,876,305)

[1]	The change in net unrealized appreciation (depreciation) from purchased options is reported in the Change in Net Unrealized Appreciation (Depreciation) From Investments in the Statement of Operations.
During the year ended December 31, 2024, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$5,043,210
Written options	3,581,775
Futures contracts (to buy)	3,524,498,718
Futures contracts (to sell)	2,900,858,072
Forward foreign currency contracts (to buy)	637,820,233
Forward foreign currency contracts (to sell)	785,441,932

Western Asset SMASh Series Core Plus Completion Fund 2024 Annual Report

Average Notional Balance
Interest rate swap contracts	$1,232,361,774
Credit default swap contracts (buy protection)	94,658,107
Credit default swap contracts (sell protection)	847,295,362
Total return swap contracts	53,480,231
The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of December 31, 2024.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
Bank of America N.A.	$13,771,618	$(2,340,344)	$11,431,274	—	$11,431,274
BNP Paribas SA	6,408,860	(1,834,624)	4,574,236	$(68,361)	4,505,875
Citibank N.A.	1,571,165	(18,989,417)	(17,418,252)	16,032,143	(1,386,109)
Goldman Sachs Group Inc.	1,030,554	(8,651,737)	(7,621,183)	5,921,055	(1,700,128)
JPMorgan Chase & Co.	10,902,929	(6,372,844)	4,530,085	(1,448,398)	3,081,687
Morgan Stanley & Co. Inc.	—	(336,008)	(336,008)	—	(336,008)
Total	$33,685,126	$(38,524,974)	$(4,839,848)	$20,436,439	$15,596,591

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.
[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
[5]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
5. Shares of beneficial interest
At December 31, 2024, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Each share represents an identical interest and has the same rights.
Transactions in shares of the Fund were as follows:

	Year Ended December 31, 2024	Year Ended December 31, 2023
Shares sold	89,622,373	108,023,682
Shares repurchased	(290,969,423)	(135,907,438)
Net decrease	(201,347,050)	(27,883,756)
6. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint
Western Asset SMASh Series Core Plus Completion Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 30, 2026.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the year ended December 31, 2024.
7. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal years ended December 31, was as follows:

	2024	2023
Distributions paid from:
Ordinary income	$121,231,974	$161,121,402
As of December 31, 2024, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed ordinary income — net	$1,354,237
Deferred capital losses*	(1,351,053,676)
Other book/tax temporary differences(a)	(18,067,197)
Unrealized appreciation (depreciation)(b)	(75,916,547)
Total distributable earnings (loss) — net	$(1,443,683,183)

*
These capital losses have been deferred in the current year as either short-term or long-term losses.  The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)
Other book/tax temporary differences are attributable to the tax deferral of losses on straddles, the realization for tax purposes of unrealized gains (losses) on certain futures, options and foreign currency contracts, the deferral of certain late year losses for tax purposes and book/tax differences in the timing of the deductibility of various expenses.

(b)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales, the difference between book and tax amortization methods for premium on fixed income securities, book/tax differences in the accrual of interest income on securities in default and other book/tax basis adjustments.

8. Operating segments
The Fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund’s financial position or results of operations.

Western Asset SMASh Series Core Plus Completion Fund 2024 Annual Report

The Fund operates as a single operating segment, which is an investment portfolio. The Fund’s Investment Manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of assets and liabilities and the Statement of operations, along with the related Notes to the financial statements. The Fund’s portfolio holdings provide details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial highlights.
Western Asset SMASh Series Core Plus Completion Fund 2024 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Legg Mason Partners Institutional Trust and Shareholders of Western Asset SMASh Series Core Plus Completion Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Western Asset SMASh Series Core Plus Completion Fund (one of the funds constituting Legg Mason Partners Institutional Trust, referred to hereafter as the “Fund”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the two years in the period ended December 31, 2024, the period March 1, 2022 through December 31, 2022, and each of the three years in the period ended February 28, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year ended December 31, 2024, the changes in its net assets for each of the two years ended December 31, 2024 and the financial highlights for each of the two years ended December 31, 2024, the period March 1, 2022 through December 31, 2022, and each of the three years in the period ended February 28, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, agent banks and brokers; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Baltimore, Maryland
February 21, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Western Asset SMASh Series Core Plus Completion Fund 2024 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2024:

	Pursuant to:	Amount Reported
Qualified Net Interest Income (QII)	§871(k)(1)(C)	$73,238,328
Section 163(j) Interest Earned	§163(j)	$122,114,146
Interest Earned from Federal Obligations	Note (1)	$9,806,350
Note (1) - The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Western Asset SMASh Series Core Plus Completion Fund

Changes in and Disagreements with AccountantsFor the period covered by this report
Not applicable.
Results of Meeting(s) of ShareholdersFor the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and OthersFor the period covered by this report
Refer to the financial statements included herein.

Western Asset SMASh Series Core Plus Completion Fund

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Western Asset
SMASh Series Core Plus Completion Fund
Trustees
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Ronald L. Olson
Avedick B. Poladian
William E.B. Siart
Chair
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadvisers
Western Asset Management Company, LLC
Western Asset Management Company Limited
Western Asset Management Company Pte. Ltd.
Western Asset Management Company Ltd
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset SMASh Series Core Plus Completion Fund
The Fund is a separate investment series of Legg Mason Partners Institutional Trust, a Maryland statutory trust.
Western Asset SMASh Series Core Plus Completion Fund
Legg Mason Funds
620 Eighth Avenue, 47th Floor
New York, NY 10018
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset SMASh Series Core Plus Completion Fund and is not intended for distribution to prospective investors.
This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2024 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

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•  Other general information that we may obtain about you such as demographic information.
Disclosure Policy
To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.
NOT PART OF THE ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
Franklin Templeton Investments Corp., Canada
Franklin Templeton Investments Management, Limited UK
Legg Mason Funds
Templeton Asset Management, Limited
Templeton Global Advisors, Limited
Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE ANNUAL REPORT

90522-AFSOI 2/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	February 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	February 25, 2025

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	February 25, 2025